UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22147

                                                       Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                       Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                                       Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Consolidated Schedule(s) of Investments as of January 31, 2019 is set forth below.

Consolidated Schedule of Investments(a)(b)

Invesco India ETF (PIN)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Communication Services - 2.1%
736,859	Bharti Airtel Ltd.	$3,174,545
213,655	Zee Entertainment Enterprises Ltd.	1,142,177

		4,316,722

	Consumer Discretionary - 7.6%
5,809	Bosch Ltd.	1,539,785
5,353	Eicher Motors Ltd.	1,430,509
184,308	Future Retail Ltd.(c)	1,113,571
233,266	Mahindra & Mahindra Ltd.	2,230,491
57,737	Maruti Suzuki India Ltd.	5,391,452
570,360	Tata Motors Ltd.(c)	1,453,167
150,467	Titan Co. Ltd.	2,106,792

		15,265,767

	Consumer Staples - 11.9%
103,596	Avenue Supermarts Ltd.(c)(d)	2,002,657
568,591	Hindustan Unilever Ltd.	14,096,851
727,219	ITC Ltd.	2,849,263
11,981	Nestle India Ltd.	1,936,948
84,297	United Breweries Ltd.	1,693,526
185,053	United Spirits Ltd.(c)	1,404,550

		23,983,795

	Energy - 19.5%
802,824	Bharat Petroleum Corp. Ltd.	3,899,544
1,259,133	Coal India Ltd.	3,977,281
1,976,924	Indian Oil Corp. Ltd.	3,804,022
2,634,148	Oil & Natural Gas Corp. Ltd.	5,231,628
1,301,263	Reliance Industries Ltd.	22,452,825

		39,365,300

	Financials - 22.7%
772,663	Axis Bank Ltd.(c)	7,851,568
56,092	Bajaj Finance Ltd.	2,030,772
29,084	Bajaj Finserv Ltd.	2,491,238
310,313	General Insurance Corp. of India(d)	1,062,010
267,011	HDFC Life Insurance Co. Ltd.(c)(d)	1,395,125
556,865	Housing Development Finance Corp. Ltd.	15,051,876
985,346	ICICI Bank Ltd.	5,049,344
180,946	ICICI Lombard General Insurance Co. Ltd.(d)	2,239,563
195,295	IIFL Holdings Ltd.	1,180,228
125,899	Indiabulls Housing Finance Ltd.	1,176,674
891,030	State Bank of India(c)	3,679,007
947,528	Yes Bank Ltd.	2,585,984

		45,793,389

	Health Care - 6.0%
207,491	Aurobindo Pharma Ltd.	2,298,389
42,488	Dr Reddy’s Laboratories Ltd.	1,625,441
123,349	Lupin Ltd.	1,518,795
48,531	Piramal Enterprises Ltd.	1,386,907
877,400	Sun Pharmaceutical Industries Ltd.	5,224,058

		12,053,590

	Industrials - 1.0%
403,748	Adani Ports & Special Economic Zone Ltd.	1,922,515

	Information Technology - 17.8%
209,447	HCL Technologies Ltd.	2,960,294
2,012,614	Infosys Ltd.	21,211,401
281,231	Tata Consultancy Services Ltd.	7,964,389
724,315	Wipro Ltd.	3,760,083

		35,896,167

	Materials - 10.1%
495,037	Ambuja Cements Ltd.	1,461,027
159,348	Asian Paints Ltd.	3,165,003
1,075,756	Hindustan Zinc Ltd.	3,935,767

835,881	JSW Steel Ltd.	$3,227,403
59,586	UltraTech Cement Ltd.	2,948,594
191,385	UPL Ltd.	2,116,483
1,235,519	Vedanta Ltd.	3,428,426

		20,282,703

	Utilities - 1.1%
1,085,087	NTPC Ltd.	2,131,421

	Total Common Stocks (Cost $148,147,677)	201,011,369

	Money Market Fund - 0.1%
253,027	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $253,027)	253,027

	Total Investments in Securities (Cost $148,400,704) - 99.9%	201,264,396
	Other assets less liabilities - 0.1%	135,388

	Net Assets - 100.0%	$201,399,784

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $6,699,355, which represented 3.33% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2019, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	3/29/2019

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	3/29/2019